Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Common stock dividend per share declared	$ 0.075	$ 0.04	$ 0.15	$ 0.08	$ 0.205	$ 0.25